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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23037

Tekla World Healthcare Fund
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/18

Item 1.  Schedule of Investments.

TEKLA WORLD HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

(Unaudited)

PRINCIPAL AMOUNT		VALUE

	CONVERTIBLE AND NON-CONVERTIBLE NOTES - 17.2% of Net Assets

	Convertible Notes (Restricted) (a) - 0.1% of Net Assets

	United States — 0.1%
$85,813	GenomeDx Biosciences, Inc. Promissory Note, 6.00% due 12/28/19	$85,813
70,629	IlluminOss Medical, Inc. Promissory Note, 8.00% due 1/31/19	70,629
23,533	IlluminOss Medical, Inc. Promissory Note, 8.00% due 1/31/19	23,533
47,065	IlluminOss Medical, Inc. Promissory Note, 8.00% due 1/31/19	47,065
47,065	IlluminOss Medical, Inc. Promissory Note, 8.00% due 1/31/19	47,065
58,832	IlluminOss Medical, Inc. Promissory Note, 8.00% due 1/31/19	58,832
	TOTAL CONVERTIBLE NOTES	332,937

	Non-Convertible Notes - 17.1% of Net Assets

	Ireland — 0.5%
3,000,000	Endo Ltd/Endo Finance LLC/Endo Finco Inc., 6.00% due 2/1/25 (b)	2,152,500

	United Kingdom — 1.0%
4,000,000	Hikma Pharmaceuticals PLC, 4.25% due 4/10/20 (c)	3,970,640

	United States — 15.6%
3,200,000	AbbVie Inc., 4.50% due 5/14/35	2,960,342
4,100,000	Allergan Funding SCS, 4.55% due 3/15/35	3,889,251
2,000,000	Amgen Inc., 3.63% due 5/22/24	1,993,925
4,475,000	Amgen Inc., 4.66% due 6/15/51	4,216,291
831,000	Baxalta Inc., 4.00% due 6/23/25	812,436
1,200,000	Becton, Dickinson and Company, 3.73% due 12/15/24	1,159,195
3,000,000	DaVita, Inc., 5.00% due 5/1/25	2,722,500
4,000,000	EMD Finance LLC, 3.25% due 3/19/25 (b)	3,836,353
3,000,000	Encompass Health Corporation, 5.75% due 11/1/24	2,970,000
1,385,000	Express Scripts Holding Company, 3.50% due 6/15/24	1,345,000
3,000,000	Gilead Sciences, Inc., 4.60% due 9/1/35	3,028,930
2,000,000	GlaxoSmithKline Capital Inc., 2.80% due 3/18/23	1,965,870
1,200,000	HCA Healthcare, Inc., 5.25% due 4/15/25	1,194,000
2,000,000	HCA Healthcare, Inc., 5.88% due 5/1/23	2,025,000
2,500,000	HCA Healthcare, Inc., 5.38% due 2/1/25	2,437,500
2,630,000	HCP, Inc., 4.20% due 3/1/24	2,636,524
8,000,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.50% due 4/15/25 (b)	5,520,000
1,200,000	McKesson Corporation, 3.80% due 3/15/24	1,187,263
1,200,000	Medtronic, Inc., 4.38% due 3/15/35	1,228,608
1,463,000	Merck & Co., Inc., 2.75% due 2/10/25	1,415,288
2,115,000	Novartis Capital Corporation, 3.40% due 5/6/24	2,127,059
3,500,000	Senior Housing Properties Trust, 4.75% due 5/1/24	3,472,451
3,000,000	Tenet Healthcare Corporation, 6.75% due 6/15/23	2,816,250
5,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 8/15/35	4,504,364
		61,464,400
	TOTAL NON-CONVERTIBLE NOTES	67,587,540
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $72,681,060)	67,920,477

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	CONVERTIBLE PREFERRED AND WARRANTS (Restricted) (a) (d) — 1.4% of Net Assets

	United States — 1.4%
386,266	Atreca, Inc. Series C1	$900,000
569,028	Galera Therapeutics, Inc. Series C, 6.00%	1,259,999
133,333	GenomeDx Biosciences, Inc. Series C, 6.00%	444,000
116,707	GenomeDx Biosciences, Inc. Series D, 8.00%	355,956
22,918	GenomeDx Biosciences, Inc. Series D Prime, 8.00%	209,698
109,451	GenomeDx Biosciences, Inc. Series E, 8.00%	256,006
16,092	GenomeDx Biosciences, Inc. Warrants (expiration 11/1/27, exercise price $3.05)	0
206,483	IlluminOss Medical, Inc. Junior Preferred, 8.00%	206,483
219,196	IlluminOss Medical, Inc. Series AA, 8.00%	219,196
11,766	IlluminOss Medical, Inc. Warrants (expiration 1/11/28, exercise price $1.00)	0
5,883	IlluminOss Medical, Inc. Warrants (expiration 11/20/27, exercise price $1.00)	0
11,766	IlluminOss Medical, Inc. Warrants (expiration 2/6/28, exercise price $1.00)	0
17,657	IlluminOss Medical, Inc. Warrants (expiration 3/31/27, exercise price $1.00)	0
14,707	IlluminOss Medical, Inc. Warrants (expiration 9/6/27, exercise price $1.00)	0
1,307,690	Rainier Therapeutics, Inc. Series A, 6.00%	849,999
757,575	Rainier Therapeutics, Inc. Series B, 6.00%	566,666
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $6,440,215)	5,268,003

	COMMON STOCKS AND WARRANTS - 107.6% of Net Assets

	Australia — 0.4%
12,500	CSL Limited	1,630,218

	Belgium — 2.2%
35,330	Galapagos NV (d)	3,261,015
13,000	Galapagos NV (d) (f)	1,192,620
51,675	UCB SA	4,221,432
		8,675,067
	China — 0.7%
16,900	BeiGene, Ltd. (d) (f)	2,370,394
55,000	Wuxi Biologics Cayman, Inc. (d)	352,244
		2,722,638
	Denmark — 3.3%
9,650	Genmab A/S (d)	1,580,814
251,600	Novo Nordisk A/S (f)	11,591,212
		13,172,026
	France — 3.0%
161,830	Cellectis S.A. (d) (f)	2,694,469
137,734	Innate Pharma SA (d)	1,173,308

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	France — continued
179,900	Sanofi (f)	$7,809,459
		11,677,236
	Germany — 4.1%
232,349	Bayer AG	16,121,907

	India — 0.3%
36,500	Dr. Reddy’s Laboratories Ltd. (f)	1,376,050

	Ireland — 9.7%
87,037	Allergan plc (d)	11,633,365
85,400	Amarin Corporation plc (d) (f)	1,162,294
496,788	Avadel Pharmaceuticals plc (d) (f)	1,281,713
222,667	Endo International plc (d)	1,625,469
53,600	Mallinckrodt plc (d)	846,880
179,878	Medtronic plc	16,361,703
37,300	Perrigo Company plc	1,445,375
22,249	Shire plc (f)	3,872,216
		38,229,015
	Israel — 1.6%
300,424	Foamix Pharmaceuticals Ltd. (d)	1,078,522
351,094	Teva Pharmaceutical Industries Limited (f)	5,413,869
		6,492,391
	Japan — 1.2%
10,800	Chugai Pharmaceuticals Co., Ltd.	628,657
39,100	Daiichi Sankyo Company Limited	1,252,499
29,200	Otsuka Holdings Co., Ltd.	1,196,986
140,400	Sosei Group Corporation (d)	1,023,490
19,200	Takeda Pharmaceuticals Company Ltd.	649,021
		4,750,653
	Netherlands — 1.5%
147,772	Mylan N.V. (d)	4,048,953
72,400	Wright Medical Group N.V. (d)	1,970,728
		6,019,681
	Switzerland — 9.4%
291,717	Novartis AG (f)	25,032,236
387,400	Roche Holding AG (f)	12,040,392
		37,072,628
	United Kingdom — 9.5%
79,748	Adaptimmune Therapeutics plc (f)	458,551
428,024	AstraZeneca PLC (f)	16,256,352
6,300	Cardinal Health, Inc.	280,980
218,700	GlaxoSmithKline plc (f)	8,356,527
74,300	Hikma Pharmaceuticals PLC	1,625,099
54,737	Nightstar Therapeutics plc (d) (f)	630,570
185,478	Smith & Nephew plc (f)	6,933,168
1,282,978	Verona Pharma plc (d)	1,430,873

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	United Kingdom — continued
159,500	Verona Pharma plc (d) (f)	$1,435,500
513,192	Verona Pharma plc Warrants (expiration 4/27/22, exercise price $2.07) (d)	16,680
		37,424,300
	United States — 60.7%
43,500	Abbott Laboratories	3,146,355
55,351	AbbVie Inc. (e)	5,102,809
3,150	ABIOMED, Inc. (d)	1,023,876
38,342	Acadia Healthcare Company, Inc. (d)	985,773
18,200	Alexion Pharmaceuticals, Inc. (d)	1,771,952
6,410	Align Technology, Inc. (d)	1,342,446
40,500	AmerisourceBergen Corporation	3,013,200
20,874	Anthem, Inc.	5,482,139
319,235	Ardelyx, Inc. (d)	571,431
192,000	Bausch Health Cos, Inc. (d)	3,546,240
25,442	Baxter International Inc.	1,674,592
21,636	Becton, Dickinson and Company	4,875,024
17,594	Biogen Inc. (d)	5,294,386
61,247	Boston Scientific Corporation (d) (e)	2,164,469
164,025	Bristol-Myers Squibb Company	8,526,019
71,400	Celgene Corporation (d)	4,576,026
105,800	Celldex Therapeutics, Inc. (d)	20,938
32,350	Centene Corporation (d)	3,729,955
13,344	Cigna Corporation	2,534,368
94,900	Community Health Systems, Inc. (d)	267,618
159,661	CVS Health Corporation	10,460,989
40,757	Danaher Corporation (d)	4,202,862
14,823	Dentsply Sirona, Inc.	551,564
161,241	Diplomat Pharmacy, Inc. (d)	2,170,304
11,596	Edwards Lifesciences Corporation (d)	1,776,159
13,235	Eli Lilly and Company	1,531,554
194,888	Gilead Sciences, Inc. (e)	12,190,244
73,400	Global Medical REIT Inc.	652,526
8,700	HCA Healthcare, Inc.	1,082,715
45,500	HCP, Inc.	1,270,815
68,000	Healthcare Realty Trust Incorporated	1,933,920
46,000	Healthcare Trust of America, Inc.	1,164,260
3,455	Hologic, Inc. (d)	142,000
18,080	Humana Inc.	5,179,558
1,999	IDEXX Laboratories, Inc. (d)	371,854
14,891	Illumina, Inc. (d)	4,466,258
64,000	Incyte Corporation (d)	4,069,760
27,013	Inovalon Holdings, Inc. (d)	383,044
7,953	Intuitive Surgical, Inc. (d)	3,808,851
10,500	IQVIA Holdings, Inc. (d)	1,219,785
238,967	Johnson & Johnson (e)	30,838,691
85,400	Koninklijke Philips N.V. (f)	2,998,394
10,000	Laboratory Corporation of America Holdings	1,263,600
11,400	LivaNova PLC (d)	1,042,758

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	United States — continued
19,299	LTC Properties, Inc.	$804,382
4,780	Masimo Corporation (d)	513,229
18,850	McKesson Corporation	2,082,359
67,954	Medical Properties Trust, Inc.	1,092,700
26,000	Medicines Company (The) (e)	497,640
104,600	Merck & Co., Inc.	7,992,486
1,200	Mettler-Toledo International, Inc. (d)	678,696
103,604	New Senior Investment Group Inc.	426,848
213,000	Novavax, Inc. (d)	391,920
24,500	NovoCure Ltd.	820,260
49,471	Omega Healthcare Investors, Inc.	1,738,906
259,900	Pfizer Inc.	11,344,635
55,300	Physicians Realty Trust	886,459
8,200	PRA Health Sciences, Inc. (d)	754,072
22,900	Quest Diagnostics, Inc.	1,906,883
23,725	Quorum Health Corporation (d)	68,565
1,569	Regeneron Pharmaceuticals, Inc. (d)	586,021
6,972	ResMed Inc.	793,902
71,128	Sabra Health Care REIT, Inc.	1,172,189
83,341	Senior Housing Properties Trust	976,757
31,391	STERIS plc	3,354,128
31,323	Stryker Corporation	4,909,880
35,700	Thermo Fisher Scientific Inc.	7,989,303
73,775	UnitedHealth Group Incorporated (e)	18,378,828
1,158	Varian Medical Systems, Inc. (d)	131,213
22,250	Ventas, Inc.	1,303,628
22,613	Vertex Pharmaceuticals Incorporated	3,747,200
3,700	Waters Corporation (d)	698,005
4,500	WellCare Health Plans, Inc. (d)	1,062,405
45,560	Welltower Inc.	3,162,320
14,280	Zimmer Biomet Holdings, Inc.	1,481,122
40,776	Zoetis Inc.	3,487,979
		239,657,001
	TOTAL COMMON STOCKS AND WARRANTS (Cost $556,157,269)	425,020,811

PRINCIPAL AMOUNT

	SHORT-TERM INVESTMENT - 3.9% of Net Assets
$15,451,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $15,451,000, 0.50%, dated 12/31/18, due 01/02/19 (collateralized by U.S. Treasury Note 2.625%, due 12/31/25, market value $15,765,000)	15,451,000
	TOTAL SHORT-TERM INVESTMENT (Cost $15,451,000)	15,451,000
	TOTAL INVESTMENTS - 130.1% (Cost $650,729,544)	513,660,291

The accompanying notes are an integral part of this Schedule of Investments.

NUMBER OF CONTRACTS (100 SHARES EACH)/NOTIONAL AMOUNT		VALUE

	OPTION CONTRACTS PURCHASED - 0.0% of Net Assets

	CALL OPTION CONTRACTS PURCHASED- 0.0%
35/(3,500)	Biogen Inc. Jun20 360 Call	$113,750
	TOTAL OPTION CONTRACTS PURCHASED (Premium paid $161,793)	113,750

	OPTION CONTRACTS WRITTEN - (0.1)% of Net Assets

	CALL OPTION CONTRACTS WRITTEN — (0.1)%
266/(26,600)	AbbVie Inc. Jan19 96 Call	(22,344)
553/(55,300)	Boston Scientific Corporation Jan19 36.5 Call	(30,415)
551/(55,100)	Gilead Sciences, Inc. Jan19 66 Call	(35,815)
758/(75,800)	Johnson & Johnson Jan19 133 Call	(72,768)
260/(26,000)	Medicines Company (The) Jan19 20 Call	(16,900)
193/(19,300)	UnitedHealth Group Incorporated Jan19 262.5 Call	(44,197)
	TOTAL CALL OPTION CONTRACTS WRITTEN (Premiums received $248,420)	(222,439)

	PUT OPTION CONTRACTS WRITTEN - 0.0% of Net Assets
280/(28,000)	Amgen Inc. Jan19 182.5 Put	(46,200)
	TOTAL PUT OPTION CONTRACTS WRITTEN (Premiums received $45,427)	(46,200)
	TOTAL INVESTMENTS LESS OPTION CONTRACTS - 130.0% (Cost $650,597,490)	513,505,402
	OTHER LIABILITIES IN EXCESS OF ASSETS - (30.0)%	(118,499,932)
	NET ASSETS - 100%	$395,005,470

(a)              Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.

(b)              Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)               Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)              Non-income producing security.

(e)               A portion of security is pledged as collateral for call options written.

(f)                American Depository Receipt

The accompanying notes are an integral part of this Schedule of Investments.

The following forward contract were held as of December 31, 2018

Description	Counterparty	Settlement Date	Currency		Settlement Value (in USD)	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
Euro	Goldman Sachs Bank	01/31/19	19,128,244	EUR	$21,801,417	$21,967,354	$(165,937)
British Pound	Goldman Sachs Bank	01/31/19	16,474,026	GBP	20,866,084	21,026,899	(160,815)
Danish Krone	Goldman Sachs Bank	01/31/19	29,148,574	DKK	4,449,719	4,484,137	(34,418)
Swiss Franc	Goldman Sachs Bank	01/31/19	19,376,245	CHF	19,576,909	19,763,109	(186,200)
Japanese Yen	Goldman Sachs Bank	01/31/19	140,926,496	JPY	1,274,880	1,288,224	(13,344)
Israeli Sheqel	Goldman Sachs Bank	01/31/19	14,268,409	ILS	3,788,744	3,824,471	(35,727)
						$72,354,194	$(596,441)

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA WORLD HEALTHCARE FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2018

(unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Fund holds securities or other assets that are denominated in a foreign currency. The Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last sale price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last sale price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing forward exchange rates. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At December 31, 2018, the cost of securities for Federal income tax purposes was $651,060,871. The net unrealized loss on securities held by the Fund was $137,555,469, including gross unrealized gain of $10,308,168 and gross unrealized loss of $147,863,637.

Forward Contracts

Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other asset at a specified price, with delivery and settlement at a specified future date. Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. The Fund may enter into forward contracts for hedging purposes and non-hedging purposes (i.e., to increase returns). Forward contracts may be used by the Fund for hedging purposes to  protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities. Forward contracts may also be used for non-hedging purposes to pursue the Fund’s investment objective. There is no requirement that the Fund hedge all or any portion of its exposure to foreign currency risks.

Average notional amount of forward contracts for the period ended December 31, 2018 was $72,788,018.

TEKLA WORLD HEALTHCARE FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2018

(unaudited, continued)

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of December 31, 2018 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Notes
United States			$332,937	$332,937
Non-convertible Notes
Ireland		$2,152,500	—	2,152,500
United Kingdom		3,970,640	—	3,970,640
United States		61,464,400	—	61,464,400
Convertible Preferred And Warrants
United States		—	5,268,003	5,268,003
Common Stocks And Warrants
Australia	$1,630,218	—	—	1,630,218
Belgium	8,675,067	—	—	8,675,067
China	2,722,638	—	—	2,722,638
Denmark	13,172,026	—	—	13,172,026
France	11,677,236	—	—	11,677,236
Germany	16,121,907	—	—	16,121,907
India	1,376,050	—	—	1,376,050
Ireland	38,229,015	—	—	38,229,015
Israel	6,492,391	—	—	6,492,391
Japan	4,750,653	—	—	4,750,653
Netherlands	6,019,681	—	—	6,019,681
Switzerland	37,072,628	—	—	37,072,628
United Kingdom	37,407,620	—	16,680	37,424,300
United States	239,657,001	—	—	239,657,001
Short-term Investment	—	15,451,000	—	15,451,000
Total	$425,004,131	$83,038,540	$5,617,620	$513,660,291

Other Financial Instruments
Asset
Options Contracts Purchased	113,750	—	—	113,750
Liabilities
Forward Currency Contracts		(596,441)	—	(596,441)
Options Contracts Written	(268,639)	—	—	(268,639)
Total	$(154,889)	$(596,441)	$—	$(751,330)

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

TEKLA WORLD HEALTHCARE FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2018

(unaudited, continued)

Investments in Securities	Balance as of September 30, 2018	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net Transfers in (out of) Level 3	Balance as of December 31, 2018
Convertible Notes
United States	$247,124	$0	$85,813	$0	$0	$332,937
Convertible Preferred and Warrants
United States	5,080,794	(1,939)	189,148	0	0	5,268,003
Common Stock and Warrants
United Kingdom	48,963	(32,283)	0	0	0	16,680
Total	$5,376,881	$(34,222)	$274,961	$0	$0	$5,617,620

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2018						$(34,222)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at December 31, 2018	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$16,680	Income approach,Black-Scholes	Discount for lack of marketability	20% (20%)
	3,440,941	Probability-weighed expected return model	Discount rate Price to sales multiple	22.70%-41.27% (31.54%) 3.57x-4.21x (3.89x)
	2,159,999	Market approach, recent transaction	(a)	N/A
$5,617,620

(a) The valuation technique used as a basis to approximate fair value of these investments is based upon    subsequent financing rounds. There is no quantitative information as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented 1% of the Fund’s Managed Assets at December 31, 2018.

At December 31, 2018, the Fund had a commitment of $184,823 relating to additional investments in two private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2018. The Fund on its own does not have the right to demand that such securities be registered.

TEKLA WORLD HEALTHCARE FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2018

(unaudited, continued)

Security (#)	Acquisition Date	Cost	Carrying Value per Unit	Value
Atreca, Inc. Series C1 Cvt. Pfd	9/5/18	$900,000	$2.33	$900,000
Galera Therapeutics, Inc. Series C Cvt. Pfd	8/30/18	1,260,031	2.21	1,259,999
GenomeDx Biosciences, Inc.
Series C Cvt. Pfd	2/22/16	2,004,694	3.33	444,000
Series D Cvt. Pfd	4/4/18	306,874	3.05	355,956
Series D Prime Cvt. Pfd	4/4/18	70,100	9.15	209,698
Series E Cvt. Pfd	7/20/18	256,177	2.34	256,006
Cvt. Promissory Note	12/28/18	85,813	100.00	85,813
Warrants (expiration 11/1/27)	4/4/18	141	0.00	0
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	1/21/16	153,293	1.00	219,196
Junior Preferred	1/21/16	71,466	1.00	206,483
Cvt. Promissory Note	3/28/17	70,645	100.00	70,629
Cvt. Promissory Note	12/20/17	23,539	100.00	23,533
Cvt. Promissory Note	1/11/18	47,067	100.00	47,065
Cvt. Promissory Note	2/6/18	47,065	100.00	47,065
Cvt. Promissory Note	9/5/18	58,832	100.00	58,832
Warrants (expiration 1/11/28)	1/11/18	7	0.00	0
Warrants (expiration 11/20/27)	11/21/17	22	0.00	0
Warrants (expiration 2/6/28)	2/6/18	0	0.00	0
Warrants (expiration 3/31/27)	3/28/17	82	0.00	0
Warrants (expiration 9/6/27)	9/5/18	0	0.00	0
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	1/19/16, 10/24/16	850,624	0.65	849,999
Series B Cvt. Pfd	3/3/17	566,704	0.75	566,666
		$6,773,176		$5,600,940

(#)  See Schedule of Investments and corresponding footnotes for more information on each issuer.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla World Healthcare Fund

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/26/19

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/26/19